--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================



Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 2000.

The Fund had net assets of $157,887,683 and 519 active shareholders as of October 31, 2000.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
 Tax Exempt Investments (b) (16.80%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Atlantic City, NJ GO BAN                                          06/08/01      4.78%   $ 4,017,737
  2,463,687   Borough of Atlantic Highlands, Monmouth County, NJ BAN            01/17/01      4.56      2,465,438
  2,342,000   City of Hackensack, Bergen County, NJ                             12/15/00      3.89      2,342,811
  2,216,835   City of Rahway, Union County, NJ BAN                              12/20/00      4.33      2,218,573
  1,596,000   Township of Harrison, NJ BAN - Series 2000B                       10/11/01      4.57      1,599,530
  2,780,000   Township of Hope, NJ
              Board of Education Temporary School Notes                         04/13/01      4.24      2,785,351
  1,195,000   Township of Cranbury, NJ                                          03/07/01      4.19      1,196,976
  2,395,000   Township of Maple Shade, Burlington County, NJ BAN                08/06/01      4.39      2,398,475
  4,533,000   Township of Monroe, Middlesex County, NJ BAN                      07/24/01      4.34      4,540,049
  1,000,000   Township of Plainsboro, Middlesex County, NJ                      11/09/00      3.79      1,000,010
  1,960,000   Township of Raritan, NJ BAN                                       06/14/01      4.69      1,962,875
-----------                                                                                           -----------
 26,481,522   Total Tax Exempt Investments                                                             26,527,825
-----------                                                                                           -----------
Variable Rate Demand Instruments (c) (65.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      4.30%   $ 4,900,000              A1
  2,894,000   Clipper, NJ Tax-Exempt Certificate - Series 1999                  12/28/04      4.43      2,894,000    VMIG-1
  3,195,000   Morgan Stanley Floating Rate Trust
              Mercer County Improvement Authority - Series 402                  01/01/18      4.33      3,195,000    VMIG-1
  2,300,000   New Jersey EDA
              (400 International Drive, Rockerfeller Corporation) (b)
              LOC Barclays Bank PLC                                             09/01/05      4.30      2,300,000
  5,000,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project)
              LOC Rabobank Nederland                                            12/01/27      4.45      5,000,000    VMIG-1
  1,600,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series C
              LOC Bank One Capital Market                                       12/01/27      4.50      1,600,000    VMIG-1
  4,000,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series 1
              LOC Bank One Capital Market                                       12/01/27      4.50      4,000,000    VMIG-1
  1,560,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      4.40      1,560,000              A1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,580,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
              LOC First Union National Bank                                     12/01/08      4.40%   $ 2,580,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      4.20        100,000              A1
  4,500,000   New Jersey EDA Mount Olive Industrial Economic Development RB
              LOC The Bank of New York                                          12/01/07      4.55      4,500,000              A1+
  2,180,000   New Jersey EDA RB (Color Graphics Inc. Project) (b)
              LOC First Union National Bank                                     12/01/17      4.35      2,180,000
  2,975,000   New Jersey EDA RB (Filtra Corporation Project) (b)
              LOC Summit Bank                                                   08/01/15      4.40      2,975,000
    955,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (b)
              LOC First Union National Bank                                     08/01/11      4.40        955,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      4.35      1,000,000      P1
  2,000,000   New Jersey EDA School RB (Peddie School)                          02/01/19      4.20      2,000,000              A1
    900,000   New Jersey EDA School RB (Peddie School)                          02/01/26      4.20        900,000              A1
  1,000,000   New Jersey EDA Sewage Facility RB (b)
              LOC PNC Bank, N.A.                                                07/01/01      4.40      1,000,000
  4,900,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank N.A.                                                 01/15/18      4.50      4,900,000      P1      A1+
  2,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One Capital Market                                       12/01/09      4.30      2,500,000    VMIG-1
  5,000,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  11/01/26      4.60      5,000,000    VMIG-1    A1+
  2,600,000   New Jersey Sports & Expo Authority Services
              Insured by MBIA Insurance Co.                                     09/01/24      4.15      2,600,000    VMIG-1    A1+
  2,850,000   New Jersey State EDA (Campus 130 Association) (b)
              LOC The Bank of New York                                          12/01/11      4.50      2,850,000
  7,000,000   New Jersey State EDA
              (El Dorado Terminal Dow Chemical Company) - Series A (b)          12/01/21      4.50      7,000,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (b)
              LOC Citibank N.A.                                                 01/01/12      4.52      1,791,500
  2,000,000   New Jersey State TRAN Corporate Certificate (Putters) - Series 148
              Insured by AMBAC Indemnity Corp.                                  03/15/09      4.25      2,000,000              A1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2000

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
 Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,400,000   New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18      4.15%  $  8,400,000    VMIG-1    A1+
  1,700,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB - Series 6                     12/01/17      4.60      1,700,000    VMIG-1    A1+
  5,000,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB - Series 3                     06/01/20      4.60      5,000,000    VMIG-1    A1+
  6,450,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB - Series 5                     08/01/24      4.60      6,450,000    VMIG-1    A1+
  3,100,000   Port Authority of New York & New Jersey
              Versatile Structured Obligation RB                                04/01/24      4.60      3,100,000    VMIG-1    A1+
  1,000,000   Somerset, NJ Industrial Pollution Control Authority
              (Minnesota Mining Co.)                                            08/01/22      4.00      1,000,000              A1+
  3,500,000   State of New Jersey                                               05/01/03      4.35      3,500,000    VMIG-1
  1,400,000   Union County, NJ PCFA (Exxon Mobil Corp.) - Series 1994           07/01/33      3.45      1,400,000      P1      A1+
-----------                                                                                          ------------
102,830,500   Total Variable Rate Demand Instruments                                                  102,830,500
-----------                                                                                          ------------
Tax Exempt Commercial Paper (17.61%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,500,000   New Jersey Educational Facilities Authority
              (Princeton University) - Series 1997A                             11/07/00      4.00%  $  4,500,000      P1      A1+
  3,500,000   New Jersey Educational Facilities Authority
              (Princeton University) - Series 1997A                             12/01/00      4.00      3,500,000      P1      A1+
  6,800,000   New Jersey Exempt Facilities EDA RB (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     11/06/00      4.10      6,800,000    VMIG-1    A1+
  5,000,000   New Jersey EDA Exempt Facility Bonds (Chambers Co-Generation)
              LOC Dexia CLF                                                     11/01/00      4.00      5,000,000    VMIG-1    A1+
  4,000,000   New Jersey PCFA (Philadelphia Electric Co.) - Series 1993
              LOC Toronto Dominion Bank                                         11/06/00      4.10      4,000,000    VMIG-1    A1
  4,000,000   State of New Jersey TRAN - Series 2001                            12/06/00      4.20      4,000,000      P1      A1+
-----------                                                                                          ------------
 27,800,000   Total Tax Exempt Commercial Paper                                                        27,800,000
-----------                                                                                          ------------
              Total Investments (99.54%) (Cost $157,158,325+)                                         157,158,325
              Cash and Other Assets in Excess of Liabilities (0.46%)                                      729,358
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $157,887,683
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,    93,857,341,shares outstanding (Note 3)                                  $      1.00
                                                                                                      ===========
              Class B shares,    12,419,084,shares outstanding (Note 3)                                  $      1.00
                                                                                                      ===========
              Chase Vista shares 51,627,383,shares outstanding (Note 3)                                $      1.00
                                                                                                      ===========
              + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
    BAN      =   Bond Anticipation Note                           LOC      =    Letter of Credit
    EDA      =   Economic Development Authority                   PCFA     =    Pollution Control Finance Authority
    FGIC     =   Financial Guaranty Insurance Company             RB       =    Revenue Bond
    GO       =   General Obligations                              TRAN     =    Tax and Revenue Anticipation Note
    IDRB     =   Industrial Development Revenue Bond













--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2000

================================================================================




INVESTMENT INCOME

Income:

    Interest................................................................................  $   5,922,273
                                                                                              -------------
Expenses: (Note 2)

    Investment management fee...............................................................        461,917

    Administration fee......................................................................        323,342

    Shareholder servicing fee (Class A).....................................................        189,875

    Shareholder servicing fee (Chase Vista shares)..........................................         98,942

    Custodian fee...........................................................................         12,528

    Shareholder servicing and related shareholder expenses+.................................        105,321

    Legal, compliance and filing fees.......................................................         54,742

    Audit and accounting....................................................................         90,587

    Directors' fees.........................................................................          6,119

    Other...................................................................................          6,446
                                                                                              -------------

      Total expenses........................................................................      1,349,819

      Expenses paid indirectly..............................................................  (       6,825)
                                                                                              -------------

      Net expenses..........................................................................      1,342,994
                                                                                              -------------

Net investment income.......................................................................      4,579,279



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................  (          84)
                                                                                              -------------

Increase in net assets from operations......................................................  $   4,579,195
                                                                                              =============

+ Includes class specific transfer agency expenses of $59,236, $4,781 and $30,867 for Class A, Class B and Chase Vista shares, respectively.






--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2000 AND 1999
================================================================================


                                                                           2000                    1999
                                                                      --------------          --------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................    $    4,579,279          $    3,710,278
    Net realized gain (loss) on investments.......................    (           84)                  -0-
                                                                      --------------          --------------
    Increase in net assets from operations........................         4,579,195               3,710,278
Dividends to shareholders from net investment income:
        Class A...................................................    (    2,799,602)*        (     3,328,995)*
        Class B...................................................    (      308,499)*        (        84,473)*
        Chase Vista...............................................    (    1,471,178)*        (       296,810)*
Capital share transactions (Note 3):
        Class A...................................................    (    7,868,383)         (    64,524,410)
        Class B...................................................         5,648,668                4,492,237
        Chase Vista shares........................................         6,513,413               45,113,970
                                                                      --------------          ---------------
        Total increase (decrease).................................         4,293,614          (    14,918,203)
Net assets:
    Beginning of year.............................................       153,594,069              168,512,272
                                                                      --------------          ---------------
    End of year...................................................    $  157,887,683          $   153,594,069
                                                                      ==============          ===============

 *  Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Chase Vista shares. The Class A and Chase Vista shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A, Class B and Chase Vista shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and Chase Vista shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investment are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instrument is deemed to be the longer of the period required before the fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions  are  recorded on the  identified  cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and Chase Vista shares of the Fund. For its services under the Shareholder
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and Chase Vista shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $76,982 paid to Reich & Tang Services L.P., an affiliate of the Manager, as shareholder servicing agent for the Fund. Included under the caption "Custodian fee" are expense offsets of $6,825.

3. Capital Stock.

At October 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $157,903,538. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Year Ended                         Year Ended
 Class A                                        October 31, 2000                   October 31, 1999
                                                ----------------                   ----------------
Sold...................................             277,633,942                        256,663,727
Issued on reinvestment of dividends....               2,666,795                          3,377,464
Redeemed...............................          (  288,169,120)                    (  324,565,601)
                                                  -------------                      -------------
Net increase (decrease)................          (    7,868,383)                    (   64,524,410)
                                                  =============                      =============
                                                   Year Ended                         Year Ended
 Class B                                        October 31, 2000                   October 31, 1999
                                                ----------------                   ----------------
Sold...................................              57,623,177                         11,742,870
Issued on reinvestment of dividends....                 292,988                             82,170
Redeemed...............................          (   52,267,497)                    (    7,332,803)
                                                  -------------                      -------------
Net increase (decrease)................               5,648,668                          4,492,237
                                                  =============                      =============
                                                                                     July 9, 1999
Chase Vista Shares                                 Year Ended                  Commencement of Offering) to
------------------                              October 31, 2000                   October 31, 1999
                                                ----------------                   ----------------
Sold...................................              95,773,596                         65,202,337
Issued on reinvestment of dividends....               1,437,801                            253,327
Redeemed...............................          (   90,697,984)                    (   20,341,694)
                                                  -------------                      -------------
Net increase (decrease)................               6,513,413                         45,113,970
                                                  =============                      =============

4. Sales of Securities.

Accumulated undistributed net realized losses at October 31, 2000 amounted to $15,855. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 2002 through October 31, 2008.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 51% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights.

                                                                                Year Ended
 Class A                                                                        October 31,
 -------                                             -------------------------------------------------------------
                                                       2000         1999         1998         1997          1996
                                                     --------     --------     --------     --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................. $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                     --------     --------     --------     --------      --------
Income from investment operations:
 Net investment income..............................    0.030        0.023        0.026        0.027         0.027
Less distributions:
 Dividends from net investment income............... (  0.030)    (  0.023)    (  0.026)    (  0.027)     (  0.027)
                                                      -------      -------      -------      -------       -------
Net asset value, end of year........................ $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                     ========     ========     ========     ========      ========
Total Return........................................    3.00%        2.30%        2.65%        2.70%         2.69%
Ratios/Supplemental Data
Net assets, end of year (000)....................... $  93,848     $146,824    $ 166,234    $ 217,529     $ 151,421
Ratios to average net assets:
  Expenses..........................................    0.89%        0.86%        0.84%        0.86%         0.78%
  Net investment income.............................    2.96%        2.27%        2.60%        2.66%         2.65%
  Management, administration & shareholder
    servicing fee waived ...........................    0.00%        0.00%        0.00%        0.00%         0.06%
                                                                    Year Ended
Class B                                                             October 31,                        February 9, 1996
-------                                          ------------------------------------------------(Commencement of offering) to
                                                   2000         1999          1998         1997        October 31, 1996
                                                 --------     --------      --------     --------      ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......      $  1.00      $  1.00       $  1.00      $  1.00             $  1.00
                                                 --------     --------      --------     --------            --------
Income from investment operations:
  Net investment income....................         0.032        0.025         0.028        0.029               0.020
Less distributions:
  Dividends from net investment income           (  0.032)    (  0.025)     (  0.028)    (  0.029)           (  0.020)
                                                  -------      -------       -------      -------             -------
Net asset value, end of period.............      $  1.00      $  1.00       $  1.00      $  1.00             $  1.00
                                                 ========     ========      ========     ========            ========
Total Return...............................         3.22%        2.51%         2.86%        2.91%               2.77%*
Ratios/Supplemental Data
Net assets, end of period (000)............      $  12,418    $   6,770     $   2,278    $     315           $     366
Ratios to average net assets:
  Expenses.................................         0.67%        0.67%         0.63%        0.65%               0.61%*
  Net investment income....................         3.23%        2.48%         2.76%        2.88%               2.72%*

  *  Annualized
  + Includes expense offsets.


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

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================================================================================
6. Financial Highlights (Continued)

                                                                                       July 9, 1999
Chase Vista Shares                                          Year Ended          (Commencement of Offering) to
------------------                                       October 31, 2000             October 31, 1999
                                                         ----------------             ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................        $   1.00                    $   1.00
                                                            ----------                  ----------
Income from investment operations:
  Net investment income.............................            0.030                       0.007
Less distributions:
  Dividends from net investment income..............        (   0.030)                  (   0.007)
                                                             --------                    --------
Net asset value, end of period......................        $   1.00                    $   1.00
                                                            ==========                  ==========
Total Return........................................            3.00%                       0.72%**
Ratios/Supplemental Data
Net assets, end of period (000).....................        $   51,622                  $   45,109
Ratios to average net assets:
  Expenses..........................................            0.89%                       0.86%*
  Net investment income.............................            2.96%                       2.27%*

*   Annualized
**  Unannualized










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

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at October 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.








PricewaterhouseCoopers LLP
New York, New York
December 1, 2000






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.














                                  Annual Report
                                October 31, 2000






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

  NJ1000A
--------------------------------------------------------------------------------

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